9 Related parties (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Short-term benefits	R$ 74,943	R$ 70,366	R$ 60,922
Post-employment benefit	961	1,104	989
Long term incentive plan	7,456	14,724	4,404
Total	R$ 83,360	R$ 86,194	R$ 66,315